Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Legal Proceedings

We are engaged from time to time in the defense of lawsuits arising out of the ordinary course and conduct of our business. There is no action, suit, proceeding, inquiry, or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or our subsidiary, threatened against our Company, our common stock, our subsidiary or of our Company or our subsidiary’s officers or directors in their capacities as such.

Purchase Order Commitments

During the nine months ended September 30, 2021, the Company issued purchase orders for tooling required to manufacturer its products. The purchase orders totaled approximately $1.3 million, of which the Company paid deposits of $625,000, leaving a remaining purchase order obligation of $625,000 at September 30, 2021. The $625,000 of deposits are included in prepaid and other current assets on the accompanying balance sheet at September 30, 2021.

Kingdom Building Consulting Agreement

On April 1, 2021, the Company entered into a consulting agreement with Kingdom Building, Inc. (“KBI”). For an initial one year period, with automatic annual extensions thereafter, KBI will advise, counsel and inform designated officers and employees of the Company as it relates to financial markets, competitors, business acquisitions and other aspects of or concerning the Company’s business about which KBI has knowledge or expertise.

The Company agreed to pay $5,000 per month, with an additional $5,000 per month deferred until the closing of the first financing of $250,000 or greater. At the closing of the financing, the amount deferred will be due in full and the monthly fee will be $10,000 for the remainder of the contract term. The Company also agreed to sell to KBI, at par value, 50,000 shares of the Company’s common stock.

Upon the closing of an investment in the Company of at least $5 million in gross proceeds by a third party investor, or any other funding that may take the form of, but not be limited to, debt or other alternative financing, or the entry into a joint venture or any other form of merger or consolidation between any other entity and the Company, the Company agreed to sell to KBI, at par value, shares of Company common stock equal to one percent (1.00%) to the Company’s fully diluted shares outstanding, and upon the closing of an initial public offering of at least $5 million in gross proceeds, or any other form or merger or combination between any other entity and the Company, the Company agreed to sell to KBI, at par value, shares of Company common stock equity to one-half percent (0.50%) of the Company’s fully diluted shares outstanding.

Advisor Agreements

On July 14, 2021, the Company entered into a three year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company issued 12,500 restricted shares of common stock to the consultant, with a fair value at grant date was approximately $25,000, and granted options, contingent on the achievement of defined milestones, to purchase 25,000 shares of the Company’s common stock on January 1, 2022, options to purchase 30,000 shares of the Company’s common stock on July 1, 2022, options to purchase 30,000 shares of the Company’s common stock on January 1, 2023, and options to purchase 30,000 shares of the Company’s common stock on July 1, 2023. Each option shall have a term of three (3) years, vest immediately upon grant by the Company, and be exercisable at $2.00 per share. No options were earned as of September 30, 2021.

On August 24, 2021, the Company entered into an advisor agreement with ICM Capital Management, LLC (“ICM”) regarding the role and compensation of ICM in connection with transactions in which the Company, directly or indirectly through one or more affiliates, raises debt capital or receives a loan from one or more investors identified by ICM to the Company to raise up to $2.0 million. The advisor agreement shall expire on the date specified by either ICM or the Company not less than 30 days prior to the date of termination. The Company agreed to pay ICM a fee equal to 2.0% of the total principal amount of the loan to be made by an investor to the Company.

On August 24, 2021, the Company entered into an advisor agreement with INTE Securities LLC (“INTE”) regarding the role and compensation of INTE in connection with equity transactions in which the Company, in each case directly or indirectly through one or more affiliates, (i) raises equity capital from one or more investors or otherwise issues the Company’s capital stock or (ii) otherwise issues instruments convertible into the Company’s capital stock, with the principal purpose of raising capital from one or more investors identified by INTE to the Company. The advisor agreement shall expire on the date specified by either INTE or the Company not less than 30 days prior to the date of termination. The Company agreed to pay INTE a fee equal to 4.0% of the total principal amount of the equity capital received from an investor by the Company. The INTE fee will be fully earned and due and payable at the initial closing of such transaction regardless of whether the capital raised is funded at the initial closing or over time.

Note 8 – Commitment and Contingencies

Legal Proceeding

We are engaged from time to time in the defense of lawsuits arising out of the ordinary course and conduct of our business. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our Company or our subsidiary, threatened against our Company, our common stock, our subsidiary or of our Company or our subsidiary’s officers or directors in their capacities as such.

Chief Executive Officer Employment Agreement

The Company and Jonathan Destler (the “Executive”) entered into an Employment Agreement (the “Employment Agreement”) dated December 17, 2018, with an initial term of five years with automatic annual extensions. The initial base salary for Mr. Destler under the Employment Agreement is $90,000 per annum. Executive’s monthly base salary shall increase to $120,000 per annum, at the time that the Company offers and sells equity or debt securities for an aggregate purchase price of, and obtains gross cash proceeds in an amount of, not less than One Million Dollars ($1,000,000). On the second anniversary of the Employment Agreement, the Executive’s base salary will increase to $225,000 per annum.

Pursuant to the Employment Agreement, the Executive is to participate in the Company’s Stock Incentive Program whereby each year the Executive may receive an option for up to 1,000,000 shares of Company common stock (the “Option”). The number of shares awarded will be based solely on the Company’s achievement of business and other goals solely determined by the Board prior to the start of each fiscal year. Any Option granted will have a purchase price equal to the fair market value on the grant date and will vest and become exercisable over a four (4) year vesting period such that 1/48 of the total number of Option shares will vest and become exercisable on each monthly anniversary. Vesting is contingent upon Executive’s continued employment with the Company. As of December 31, 2020, the Board had not granted Mr. Destler options under the Employment Agreement.

The Employment Agreement also provides for cash bonus(es), payable to Mr. Destler, equal to 10% of first $1,000,000 of gross profits of the Company, 8% of the second $1,000,000 of gross profits of the Company, 6% of the third $1,000,000 of gross profits of the Company, 4% of the fourth $1,000,000 of gross profits of the Company, and 2% of all gross profits of the Company in excess of $4,000,000. In lieu of any cash payment due to Mr. Destler as a bonus, Mr. Destler, may in his sole discretion, elect to receive shares of common stock of the Company at a rate of $0.75 per share.

The Employment Agreement also provides for a cash fee, payable to Mr. Destler, (i) equal to 3% (the “Transaction Fee”) of the aggregate value of any sale of all or a substantial amount of the assets or the capital stock of the Company, any sale, merger, consolidation or other event which results in the transfer of control of or a material interest in the Company or of all or a substantial amount of the assets of the Company, provided, however, in no event shall the Transaction Fee be less than $750,000, and (ii) equal to 6% (the “Licensing Transaction Fee”) of the aggregate value of any license, partnership or co-promotional agreement, joint venture, alliance, reselling agreement, development agreement and any other such transaction in which the Company transfers any rights to its technology or intellectual property where the aggregate licensing value is greater than $5,000,000, provided, however, that in no event shall the License Transaction Fee be less than $750,000.

The Employment Agreement also obligates the Company to pay for the Executive’s costs related to his reasonable monthly cell phone and other mobile Internet costs, home office Internet costs, car and commuting costs not to exceed $1,000 per month, and club membership costs, all of which are payable not later than 10 days after the end of each month. Mr. Destler is also entitled to participate in the Company’s employee benefit programs and provide for other customary benefits. Finally, the employment agreements prohibit the executives from engaging in certain activities which compete with the Company, seek to recruit its employees or disclose any of its trade secrets or otherwise confidential information.

The Executive is entitled to the following severance benefits under the Agreement.

1.	Voluntary Termination or Termination for Cause. If Executive voluntarily elects to terminate his employment with the Company other than by Executive’s resignation for good reason, or if the Company or a successor entity terminates Executive’s employment for cause, or the Executive dies or becomes incapacitated or otherwise disabled in such a manner that, in the sole determination of the Board, then Executive shall not be entitled to receive payment of any severance benefits. Executive will receive payment for all salary and unpaid vacation accrued as of the date of Executive’s termination of employment and Executive’s benefits will be continued solely to the extent of the Company’s then existing benefit plans and policies in accordance with such plans and policies in effect on the date of termination and in accordance with applicable law.

2.	Involuntary Termination Apart from a Change of Control. If Executive’s employment is terminated by the Company or a successor entity without cause or by Executive’s resignation for good reason prior to or more than twelve (12) months after, a change of control, Executive will receive payment for all salary and unpaid vacation accrued as of the date of Executive’s termination of employment, and, in addition, Executive will be entitled to receive the following severance benefits:

a.	continued payment of his base salary for a period of twelve (12) months following the date of termination, in accordance with the Company’s normal payroll practices;
b.	reimbursement of his premium cost for continuation coverage for the lesser of the first twelve (12) months of continuation coverage or that number of months until Executive becomes eligible for reasonably comparable benefits under any future employer’s health insurance plan,
c.	payment of 100% of Executive’s current year discretionary cash bonus regardless of the Company’s or the Executive’s achievement of the goals
d.	accelerated vesting as to 50% of Executive’s then unvested option shares; and
e.	reimbursement for up to $100,000 of expenses incurred in obtaining new employment, provided Executive submits evidence that is satisfactory to the Company that the amount involved was expended and related to obtaining new employment.

3.	Involuntary Termination Following a Change of Control. If Executive’s employment is terminated by the Company or a successor entity without cause or by Executive’s resignation for good reason in either case within twelve (12) months following a change of control, Executive will receive payment for all salary and unpaid vacation accrued as of the date of Executive’s termination of employment, and, in addition, Executive will be entitled to receive the following severance benefits:

a.	continued payment of his base salary for a period of eighteen (18) months following the date of termination, in accordance with the Company’s normal payroll practices;
b.	reimbursement of his premium cost for continuation coverage for the lesser of the first eighteen (18) months of continuation coverage or that number of months until Executive becomes eligible for reasonably comparable benefits under any future employer’s health insurance plan, provided Executive makes a timely election for such continuation coverage and presents reasonably requested documentation of payment of such premiums;
c.	payment of 150% of Executive’s current year discretionary cash bonus regardless of the Company’s or the Executive’s achievement of the goals referred to in Section 3.3 of this Agreement;
d.	accelerated vesting of 100% of all the unvested option shares; and
e.	reimbursement for up to $50,000 of expenses incurred in obtaining new employment, provided Executive submits evidence that is satisfactory to the Company that the amount involved was expended and related to obtaining new employment.

On March 21, 2021, the Agreement was amended (see Note 11).